Item 1. Schedule of Investments:

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Putnam American Government Income Fund
The fund's portfolio
June 30, 2005 (Unaudited)
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U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (71.3%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.1%)

Government National Mortgage Association Adjustable Rate Mortgages 4 1/2s, August 20, 2034		$18,966,185	$18,983,729
Government National Mortgage Association Pass-Through Certificates
8s, with due dates from April 15, 2030 to May 15, 2030		146,949	159,365
7 1/2s, with due dates from February 15, 2022 to September 15, 2030		8,022,364	8,730,196
7s, with due dates from November 15, 2022 to January 15, 2031		461,491	491,774
6 1/2s, with due dates from December 15, 2031 to April 15, 2033		709,800	743,684
6s, with due dates from October 15, 2023 to January 15, 2029		229,982	237,965

			29,346,713

U.S. Government Agency Mortgage Obligations (68.2%)

Federal Home Loan Mortgage Corporation
7 1/2s, October 1, 2029		3,222,114	3,468,681
6 1/2s, with due dates from September 1, 2024 to February 1, 2035		20,421,877	21,162,537
5 1/2s, with due dates from January 1, 2009 to April 1, 2020		89,425,257	91,970,227
Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from January 1, 2023 to June 1, 2034		56,333,523	59,503,978
7s, TBA, July 1, 2035		2,100,000	2,214,188
6 1/2s, with due dates from January 1, 2024 to April 1, 2035		145,763,259	151,042,959
6 1/2s, with due dates from February 1, 2016 to February 1, 2017		416,894	434,692
5 1/2s, with due dates from December 1, 2013 to December 1, 2019		8,156,392	8,388,107
5 1/2s, TBA, July 1, 2035		190,330,000	192,917,308
5s, with due dates from May 1, 2018 to February 1, 2020		744,878	754,318
5s, TBA, July 1, 2035		81,820,000	81,813,610
4 1/2s, TBA, July 1, 2020		27,700,000	27,574,486
4s, with due dates from May 1, 2019 to June 1, 2019		319,199	313,114

			641,558,205

Total U.S. government and agency mortgage obligations (cost $670,586,487)			$670,904,918

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.7%)(a)
		Principal amount	Value

Fannie Mae
7 1/4s, January 15, 2010		$8,026,000	$9,098,103
7 1/8s, January 15, 2030		209,000	285,625
6 3/8s, June 15, 2009		2,055,000	2,235,026
Federal Home Loan Bank 5 3/8s, February 15, 2007		2,420,000	2,477,773
Freddie Mac
6 7/8s, September 15, 2010		8,053,000	9,117,526
6 5/8s, September 15, 2009		45,020,000	49,585,973

Total U.S. government agency obligations (cost $72,646,718)			$72,800,026

U.S. TREASURY OBLIGATIONS (25.9%)(a)
		Principal amount	Value

U.S. Treasury Bonds
8 1/8s, August 15, 2019		$11,759,000	$16,677,569
8s, November 15, 2021		16,475,000	23,742,020
7 1/2s, November 15, 2016		10,948,000	14,357,275
6 1/4s, May 15, 2030		10,723,000	13,970,058
6s, February 15, 2026		45,670,000	56,295,409
U.S. Treasury Notes
4 1/4s, August 15, 2013		103,084,000	105,693,314
3 1/4s, August 15, 2008		3,117,000	3,078,281
3 1/8s, October 15, 2008		9,450,000	9,286,101
3 1/8s, September 15, 2008		409,000	402,098

Total U.S. treasury obligations (cost $225,590,000)			$243,502,125

COLLATERALIZED MORTGAGE OBLIGATIONS (13.4%)(a)
		Principal amount	Value

Fannie Mae
Ser. 03-W6, Class PT1, 9.43s, 2042		4,407,358	4,805,736
Ser. 04-W11, Class 1A4, 7 1/2s, 2044		4,621,146	4,959,324
Ser. 04-T3, Class 1A4, 7 1/2s, 2044		2,434,918	2,612,290
Ser. 04-W9, Class 2A3, 7 1/2s, 2044		3,852,550	4,130,322
Ser. 02-T18, Class A4, 7 1/2s, 2042		1,530,591	1,638,126
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		2,532,824	2,710,805
Ser. 02-T16, Class A3, 7 1/2s, 2042		11,646,754	12,462,954
Ser. 02-T19, Class A3, 7 1/2s, 2042		34,122	36,518
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		477,726	511,545
Ser. 02-T12, Class A3, 7 1/2s, 2042		38,247	40,868
Ser. 02-W4, Class A5, 7 1/2s, 2042		3,608,503	3,858,143
Ser. 02-W1, Class 2A, 7 1/2s, 2042		87,703	93,215
Ser. 02-14, Class A2, 7 1/2s, 2042		256,474	274,069
Ser. 01-T10, Class A2, 7 1/2s, 2041		3,247,029	3,462,136
Ser. 02-T4, Class A3, 7 1/2s, 2041		1,293,311	1,379,421
Ser. 02-T6, Class A2, 7 1/2s, 2041		1,325,343	1,411,986
Ser. 01-T12, Class A2, 7 1/2s, 2041		1,793,777	1,913,602
Ser. 01-T8, Class A1, 7 1/2s, 2041		546,639	581,952
Ser. 01-T7, Class A1, 7 1/2s, 2041		8,528,401	9,070,845
Ser. 01-T3, Class A1, 7 1/2s, 2040		75,596	80,451
Ser. 99-T2, Class A1, 7 1/2s, 2039		169,845	181,617
Ser. 02-T1, Class A3, 7 1/2s, 2031		1,370,464	1,462,857
Ser. 00-T6, Class A1, 7 1/2s, 2030		2,052,853	2,183,424
Ser. 02-W7, Class A5, 7 1/2s, 2029		140,270	150,053
Ser. 01-T4, Class A1, 7 1/2s, 2028		152,053	163,366
Ser. 02-W3, Class A5, 7 1/2s, 2028		1,529,684	1,634,622
Ser. 254, Class 2, IO, 7 1/2s, 2024		1,750,393	359,330
Ser. 05-45, Class OX, IO, 7s, 2035		4,923,903	785,855
Ser. 04-W1, Class 2A2, 7s, 2033		2,156,393	2,289,146
Ser. 03-22, IO, 6s, 2033		12,168,897	1,880,341
Ser. 328, Class 2, IO, 6s, 2032		1,201,840	196,650
Ser. 318, Class 2, IO, 6s, 2032		556,965	91,800
Ser. 350, Class 2, IO, 5 1/2s, 2034		24,982,594	4,297,600
Ser. 338, Class 2, IO, 5 1/2s, 2033		16,545,834	2,907,934
Ser. 333, Class 2, IO, 5 1/2s, 2033		17,829,060	3,141,584
Ser. 329, Class 2, IO, 5 1/2s, 2033		8,085,770	1,417,514
Ser. 331, Class 1, IO, 5 1/2s, 2032		781,884	123,391
Ser. 343, Class 25, IO, 4 1/2s, 2018		3,344,709	457,346
IFB Ser. 03-122, Class SA, IO, 3.786s, 2028		4,030,322	265,432
Ser. 05-65, Class KI, IO, 3.76s, 2035		43,151,000	2,658,792
IFB Ser. 05-45, Class EW, IO, 3.406s, 2035		34,853,769	2,026,921
Ser. 03-W10, Class 1A, IO, 1.468s, 2043		42,316,556	819,883
Ser. 03-W10, Class 3A, IO, 1.448s, 2043		50,446,807	1,040,465
Ser. 03-W6, Class 11, IO, 1.42s, 2042		1,237,902	8,192
Ser. 01-T12, Class IO, 0.57s, 2041		5,755,810	65,067
Ser. 01-50, Class B1, IO, 0.471s, 2041		9,273,661	83,122
Ser. 03-W2, Class 1, IO, 0.47s, 2042		2,328,968	21,633
Ser. 03-W6, Class 21, IO, 0.455s, 2042		1,121,767	166
Ser. 02-T4, IO, 0.45s, 2041		28,490,738	244,007
Ser. 02-T1, Class IO, IO, 0.419s, 2031		5,254,646	45,442
Ser. 03-W6, Class 3, IO, 0.365s, 2042		3,611,680	28,465
Ser. 01-79, Class BI, IO, 0.344s, 2045		8,772,648	66,484
Ser. 05-65, Class KO, PO, zero %, 2035		1,510,000	1,343,790
Ser. 354, Class 1, PO, zero %, 2034		4,599,548	3,853,780
Ser. 352, Class 1, PO, zero %, 2034		2,760,886	2,312,478
Ser. 353, Class 1, PO, zero %, 2034		14,551,058	11,579,664
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Ser. 212, IO, 6s, 2031		5,642,799	891,510
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043		168,464	181,006
Ser. T-58, Class 4A, 7 1/2s, 2043		654,815	699,275
Ser. T-42, Class A5, 7 1/2s, 2042		453,862	484,706
Ser. T-41, Class 3A, 7 1/2s, 2032		3,342	3,561
Freddie Mac
Ser. 199, IO, 6 1/2s, 2028		434,572	69,693
Ser. 224, IO, 6s, 2033		1,662,057	265,929
Ser. 216, IO, 6s, 2032		4,742,636	757,973
Ser. 226, IO, 5 1/2s, 2034		7,531,003	1,355,087
Ser. 223, IO, 5 1/2s, 2032		10,848,913	1,810,346
Ser. 2600, Class CI, IO, 5 1/2s, 2029		284,630	55,503
Ser. 2553, Class IJ, IO, 5 1/2s, 2020		1,484,743	14,034
Ser. 228, PO, zero %, 2035		14,429,642	12,428,107
Government National Mortgage Association IFB Ser. 05-7, Class NP, 7.262s, 2033		454,726	463,252

Total collateralized mortgage obligations (cost $131,859,991)			$125,702,503

ASSET-BACKED SECURITIES (2.2%)(a)
		Principal amount	Value

Adjustable Rate Mortgage Trust Ser. 05-7, Class 1A1, 4.981s, 2035		$3,700,000	$3,727,750
American Home Mortgage Investment Trust FRB
Ser. 05-1, Class 5A1, 5.001s, 2045		1,754,008	1,767,985
Ser. 04-3, Class 3A, 3.71s, 2034		137,058	136,066
Structured Asset Securities Corp IFB
Ser. 05-10, Class 3A3,10.07s, 2034		4,172,669	4,272,725
Ser. 05-6, Class 5A8, 7.27s, 2035		2,884,654	2,806,504
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR12, Class 2A5, 4.322s, 2035		8,039,000	7,991,578

Total asset-backed securities (cost $20,692,060)			$20,702,608

SHORT-TERM INVESTMENTS (10.8%)(a)
		Principal amount	Value

Interest in $690,000,000 tri-party repurchase agreement dated June 30, 2005 with UBS Securities LLC due July 1, 2005 with respect to various U.S. Government obligations -- maturity value of $101,359,713 for an effective yield of 3.45% (collateralized by Fannie Mae and Freddie Mac with yields ranging from 3.0% to 11.0% and due dates ranging from 09/01/05 to 07/01/35, valued at $703,802,422		$101,350,000	$101,350,000
U.S. Treasury Bill zero %, August 04, 2005 (SEG)		350,000	349,005

Total short-term investments (cost $101,699,005)			$101,699,005

TOTAL INVESTMENTS
Total investments (cost $1,223,074,261) (b)			$1,235,311,185

Putnam American Government Income Fund
FUTURES CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 10 yr (Long)	568	$64,450,250	Sep-05	$(183,780)
U.S. Treasury Bond (Short)	450	53,437,500	Sep-05	(515,917)
U.S. Treasury Note 2 yr (Short)	250	51,921,875	Sep-05	(50,900)
Interest Rate Swap 10 yr (Long)	448	50,568,000	Sep-05	55,892
U.S. Treasury Note 5 yr (Short)	297	32,340,516	Sep-05	(77,744)
Euro 90 day (Short)	8	1,923,000	Sep-05	3,082
Euro 90 day (Long)	2	480,150	Dec-05	(2,559)
Euro 90 day (Short)	2	480,050	Mar-06	(727)

Total futures contracts outstanding				$(772,653)

Putnam American Government Income Fund
TBA SALE COMMITMENTS OUTSTANDING at 6/30/05 (proceeds receivable $231,119,807) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 5 1/2s, July 1, 2020	$89,425,000	7/19/05	$91,751,445
FNMA, 7s, July 1, 2035	47,018,000	7/14/05	49,574,604
FNMA, 5 1/2s, July 1, 2020	8,166,000	7/19/05	8,380,358
FNMA, 5s, July 1, 2035	81,820,000	7/14/05	81,813,610

Total TBA sales commitments outstanding			$231,520,017

Putnam American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Lehman Brothers Special Financing, Inc. dated June 27, 2005 to pay semi-annually the notional amount multiplied by 3.9334% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	$58,300,000	6/29/07	$46,827

Agreement with Lehman Brothers Special Financing, Inc. dated June 27, 2005 to pay semi-annually the notional amount multiplied by 4.3059% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	10,600,000	6/29/15	25,700

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	28,800,000	3/30/09	780,155

Agreement with Bank of America, N.A. dated December 2, 2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	21,356,000	12/5/05	125,816

Agreement with Bank of America, N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	113,000	12/16/05	881

Agreement with Credit Suisse First Boston International dated July 7, 2004 to pay semi-annually the notional amount multiplied by 4.945% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	9,804,300	7/9/14	(618,851)

Agreement with Credit Suisse First Boston International dated July 7, 2004 to receive semi-annually the notional amount multiplied by 2.931% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	8,911,700	7/9/06	(24,781)

Agreement with Lehman Brothers Special Financing, Inc. dated February 2, 2005 to receive semi-annually the notional amount multiplied by 4.089% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	172,300,000	2/4/10	1,850,585

Agreement with Lehman Brothers Special Financing, Inc. dated December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	44,173,000	12/15/13	1,163,022

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	7,408,000	1/26/06	52,970

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	7,228,000	1/23/06	49,585

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	7,228,000	1/23/06	49,586

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	3,883,000	1/26/06	27,497

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,449,000	1/26/14	(48,992)

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,390,000	1/23/14	(53,871)

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,390,000	1/23/14	(55,681)

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.379% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	1,254,000	1/26/14	(24,706)

Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.58% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 778 basis points.	1,391,064	7/3/17	-

Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.58% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 778 basis points.	1,391,064	7/3/17	-

Agreement with Lehman Brothers Special Financing, Inc. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 4.579% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	351,000	12/16/13	(7,694)

Total interest rate swap contracts outstanding			$3,338,048

Putnam American Government Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. effective April 4, 2005, maturing on June 20, 2010, to receive quarterly the notional amount times 23.25 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 11, 2010, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%, November 11, 2010.	$15,600,000	$49,917

Agreement with Bank of America, N.A. effective January 31, 2005, maturing on March 20, 2010, to receive quarterly 18.5 basis points times the notional amount. Upon a credit default event of a FNMA senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of any FNMA senior note.	14,100,000	(16,013)

Agreement with Bank of America, N.A. effective February 25, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 18.75 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 15, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%, November 15, 2011.	9,500,000	(11,822)

Agreement with Credit Suisse First Boston International effective January 26, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 20.5 basis points per annum. Upon a credit default event of FNMA, 5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.25%, August 1, 2012.	29,500,000	55,143

Agreement with Credit Suisse First Boston International effective February 18, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 19 basis points per annum. Upon a credit default event of FNMA, 5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.25%, August 1, 2012.	4,700,000	5,763

Total credit default contracts outstanding		$82,988

NOTES
(a)	Percentages indicated are based on net assets of $941,306,290.

(b)

The aggregate identified cost on a tax basis is $1,223,100,103, resulting in gross unrealized appreciation and depreciation of $20,505,855 and $8,294,773, respectively, or net unrealized appreciation of $12,211,082.

(SEG)

A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2005.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB)  are the current interest rates at June 30, 2005.

The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at June 30, 2005.

Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase agreements  The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be  an amount at least equal to the resale price, including accrued interest.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty.  Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.  However, the amount of the commitments will not significantly differ from the principal amount.  The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns.  Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss.  If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.  TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar Rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold.  The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase.  The fund will also be able to earn interest on the cash proceeds that are received from the initial sale.  The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005